GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segments, Geographical Areas [Abstract]
Schedule of Total Revenues by Geographical Areas

The following table presents total revenues for the years ended December 31, 2019, 2018 and 2017 from a geographical perspective:

	Year ended December 31,
	2019	2018	2017

Revenues from sales to customers located at:

The United States	$85,447	$82,990	$78,464
America - other	20,982	19,501	19,437
EMEA *)	75,275	75,751	56,589
Asia Pacific	70,368	56,162	56,879

	$252,072	$234,404	$211,369

*)	Europe, the Middle East and Africa. For the year ended December 31, 2018, revenues from sales to customers located in Germany amounted to $ 23,863.

Schedule of Long-Lived Assets by Geographical Areas

The following table presents long-lived assets as of December 31, 2019 and 2018 from a geographical perspective:

	December 31,
	2019	2018

Long-lived assets, by geographic region:

America (principally the United States)	$1,401	$1,736
Israel	20,411	20,856
EMEA - other	246	253
Asia Pacific	913	832

	$22,971	$23,677